Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 12 – Related party balances and transactions

Related party balances

The amount due from related parties consists of the following:

RP Name	Relationship	Nature	December 31, 2025	December 31, 2024
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	Advances for operational purpose including drivers wages, operating expenses and other expenses	$1,768,310	$-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	Advances for operational purposes including drivers wages, operating expenses and other expenses	63,410	-
Total			$1,831,720	$-

The amount due to related parties consists of the following:

RP Name	Relationship	Nature	December 31, 2025	December 31, 2024
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	Advances for operational purpose	-	94,864
Mr. Meng Wan	Independent Director	Director emolument	1,600	-
Mr. Yuhan Zhao	Chief Financial Officer and Executive Director	Director emolument	83,600	-
Mr. Mikael Charette	Independent Director	Director emolument	13,500	-
Mr. Bangjie Hu	Independent Director	Director emolument	13,500
Mr. Lihai Zhang	Senior Employee	Advances for operational purpose	-	54,139
Ms. Xing Wang	Former Executive Director	Advances for deferred offering costs	-	489,591
Ms. Xing Wang	Former Executive Director	Advances for operational purpose	421,534	1,007,918
Total			$533,734	$1,646,512

Related party transactions

Significant transactions with related parties were as follows:

1)	Advanced from related parties:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	$7,715,965	$4,041,140	$-
Mr. Lihai Zhang	Senior Employee	66,426	54,919	-
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 90% of the company’s shares	9,600	486,829	-
Mr. Chun Gao	Senior Employee	23,361	-	18,036
Shenzhen Longanda Environmental Protection Equipment Co., Ltd.	Mr. Chun Gao holds 50% of the shares of the company	-	-	1,652
Ms. Xing Wang	Executive Director	-	189,460	244,288
Total		$7,815,352	$4,772,348	263,976

2)	Repayments to related parties:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Lihai Zhang	Senior Employee	$-	$130,929	$12,757
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	-	-	464,368
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	1,212,265	1,595,893	951,854
Ms. Laidi Wei	Immediate family member of Mr. Zhengjun Tao	-	-	38,960
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	-	-	922,863
Ms. Xing Wang	Former Executive Director	1,075,975	-	-
Mr. Chun Gao	Senior Employee	-	64,687	-
Total		$2,288,240	$1,791,509	$2,390,802

3)	Proceeds from disposal of revenue equipment collected by a related party：

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$5,322	$6,232	$14,719
Mr. Lihai Zhang	Senior Employee	20,730	695	16,636
Mr. Chun Gao	Senior Employee	-	-	1,412
Total		$26,052	$6,927	$32,767
4)	Proceeds from disposal of subsidiaries collected by a related party:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$1,379,000	$-	$-
Total		$1,379,000	$-	$-

5)	Purchase of revenue equipment paid by related parties:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$-	$123,872	$45,957
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	20,438	-	-
Mr. Lihai Zhang	Senior Employee	-	-	-
Total		$20,438	$123,872	$45,957

6)	Offset between amount due from related parties and amount due to related parties

Amount due from related parties:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Lihai Zhang	Senior Employee	$-	$199,528	$-
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	-	-	472,277
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	9,600	1,475,399	656,803
Mr. Chun Gao	Senior Employee	-	48,328	-
Total		$9,600	$1,723,255	$1,129,080

Offset by amount due to related parties:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	$9,600	$494,612	$-
Mr. Lihai Zhang	Senior Employee	-	-	847,350
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	-	1,228,643	281,730
Total		9,600	1,723,255	$1,129,080
7)	Borrowings from a related party to pay deferred offering cost

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Ms. Xing Wang	Executive Director	$9,604	$67,368	$109,617

8)	Collection from loans to related parties

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Lihai Zhang	Senior Employee	$-	$862,756	$-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	-	1,149,963	-
Total		$-	$2,012,719	$-

9)	Offset between related parties and prepayment to suppliers

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Lihai Zhang	Senior Employee	$-	$67,904	$-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	7,832,742	2,716,267	-
Total		$7,832,742	$2,784,171	$-

Due to certain creditor-debtor relationships between some suppliers and the company’s related parties, the balances with these suppliers and related parties share the same nature. As a result, the prepayment to these third party suppliers and related parties have been offset.

10)	Offset between a related party and receipt in advance:

RP Name	Relationship	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$796,226	$-	$-
Total		$796,226	$-	$-

Due to certain creditor-debtor relationships between some customers and the company’s related parties, the balances with these customers and related parties share the same nature. As a result, the receipts in advance from these third party customers and related parties have been offset.

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of December 31, 2025 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2025
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	From August 2025 to February 2026	$1,143,985	$714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Agricultural Bank of China Limited, Ningbo Beilun Branch	From December 2025 to December 2026	714,990	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	China CITIC Bank Corporation Limited, Ningbo Branch	From June 2025 to June 2026	686,391	686,391
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	China CITIC Bank Corporation Limited, Ningbo Branch	From July 2025 to July 2026	714,990	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Huishang Bank Co., LTD. Ningbo Beilun branch	From March 2025 to March 2026	714,991	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Huishang Bank Co., LTD. Ningbo Beilun branch	From March 2025 to March 2026	714,990	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Bank of China Ningbo Beilun Branch	From February 2025 to February 2026	714,991	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Industrial and Commercial Bank of China Limited, Ningbo Beilun Branch	From June 2025 to June 2026	714,991	714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	China Construction Bank Ningbo Free Trade Zone Sub-branch	From July 2025 to July 2026	1,000,987	1,000,987
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Industrial Bank Co., Ltd. Ningbo Branch	From October 2025 to October 2028	2,859,962	2,859,962
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Bank of China Limited Zhenhai branch	From January 2025 to January 2026	214,497	214,497
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen	Bank of China Limited Zhenhai branch	From December 2025 to December 2026	457,594	457,594
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	157,298	35,104
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing Co., Ltd.	From Feb 2025 to Feb 2028	300,296	211,119
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing Co., Ltd.	From Dec 2025 to Dec 2028	428,994	415,918
			$11,539,947	$10,886,502

The collateral and guarantee made by related parties to the Company as of December 31, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2024
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Agricultural Bank of China	From December, 2024 to December, 2025	$684,997	$684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	China CITIC Bank Co., LTD. Ningbo branch	From July, 2024 to July, 2025	684,997	684,997
Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	Huishang Bank Co., LTD. Ningbo Beilun branch	From September, 2024 to March, 2025	684,997	684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate	Bank of China Limited Zhenhai branch	From December, 2024 to December, 2025	438,398	438,399
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao	Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	218,097	218,097
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to April 2026	160,464	160,464
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	99,146	99,146
Total			$2,971,097	$2,971,097